Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 721	$ (98,061)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities:
Deferred Tax Benefit	0	1,512
Bad Debt Expense, Net of Recoveries	305	981
Interest Capitalized to Notes Receivable	0	(100)
Loss on Disposal of Property and Equipment	0	130
Depreciation and Amortization	15,044	14,627
(Gain) Loss on Equity Method Investments	(14)	2,102
Impairment Expense for Goodwill	0	37,912
Impairment Expense for Intangible Assets	6,300	14,903
Non-Cash Operating Lease Costs	1,617	1,258
Accretion of Debt Discount and Loan Origination Fees	1,690	2,037
(Gain) Loss on Change in Fair Value of Derivative Asset	(690)	28
(Gain) Loss on Change in Fair Value of Contingent Liabilities and Shares Payable	(13,724)	24,399
Share-Based Compensation	13,098	7,637
Changes in Operating Assets and Liabilities:
Accounts Receivable	(1,481)	(172)
Income Taxes Receivable	(1,929)	0
Prepaid Expenses and Other Current Assets	(3,902)	3,883
Inventory	(5,412)	2,361
Other Assets	215	191
Accounts Payable and Accrued Liabilities	8,413	5,985
Interest Payments on Finance Leases	(258)	(159)
Income Taxes Payable	(5,471)	278
Operating Lease Liabilities	(1,556)	(1,151)
Other Non-Current Liabilities	15,426	2,643
NET CASH PROVIDED BY OPERATING ACTIVITIES	28,392	23,224
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(10,294)	(12,309)
Proceeds From Payments on Note Receivable	0	63
Issuance of Note Receivable	0	(285)
Contributions to Equity Method Investments	0	(183)
NET CASH USED IN INVESTING ACTIVITIES	(10,294)	(12,714)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Issuance of Notes Payable, Third Parties and Related Parties	0	63
Proceeds from the Issuance of Preferred Shares	0	15,300
Payment on Finance Lease	(478)	(284)
Payments on Notes Payable, Third Parties and Related Parties	(7,557)	(696)
Cash Received Upon Exercise of Options	2,194	0
Distributions to Non-Controlling Interest Holders	(109)	(182)
Distributions to Preferred Shareholders	(7,749)	(6,331)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(13,699)	7,870
NET INCREASE IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	4,399	18,380
Cash, Restricted Cash and Cash Equivalents, Beginning of Period	32,524	14,144
CASH, RESTRICTED CASH AND CASH EQUIVALENTS, END OF PERIOD	36,923	32,524
SUPPLEMENTAL DISCLOSURE FOR CASH FLOW INFORMATION
Cash Paid for Interest	5,992	7,395
Cash Paid for Taxes	2,457	4,830
Non-Cash Investing and Financing Activities:
Shares Issued to Settle Shares Payable - NHC Business Acquisitions	3,834	0
Shares Issued for Vested GH Group Non-Qualified Options	2,757	0
Shares Issued for 2023 Bonus	2,715	0
Recognition of Right-of-Use Asset and Lease Liability for Finance Lease	1,293	1,910
Shares Issued for Payment of Interest on Convertible Debentures	1,292	1,293
Issuance of At-the-Money shares	66	0
Lease Terminations and Amendments	22	630
Adjustment of Preferred Shares to Redemption Value	0	5,793
Shares Issued for Shares Payable - Plus Business Acquisition	0	4,446
Reclass of Turlock Notes Receivable for Acquired Assets of NHC Turlock	0	1,578
Interest Capitalized to Property and Equipment	$ 0	$ 274